Segment Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Information
Number of operating segments | segment	3
Number of reportable segments | segment	1
Revenue	$ 1,851	$ 763	$ 793
Long-lived assets	276	275	249
U.S.
Segment Information
Revenue	672	226	191
Long-lived assets	123	100	38
U.K
Segment Information
Revenue	687	276	314
Long-lived assets	68	76	93
All other countries
Segment Information
Revenue	492	261	288
Long-lived assets	$ 85	$ 99	$ 118